Eaton Vance
Connecticut Municipal Income Fund
April 30, 2026
Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Obligations — 96.1%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 1.2%
Connecticut, (Revolving Fund):
Green Bonds, 5.00%, 5/1/34	$1,000	$ 1,021,945
Green Bonds, 5.00%, 5/1/37	985	1,003,797
		$ 2,025,742
Education — 31.3%
Connecticut Health and Educational Facilities Authority, (Area Cooperative Educational Services):
5.00%, 7/1/32	$50	$ 55,703
5.00%, 7/1/40	500	550,469
5.00%, 7/1/43	100	107,727
Connecticut Health and Educational Facilities Authority, (Avon Old Farms School):
2.625%, 7/1/51	675	425,963
4.00%, 7/1/41	175	171,193
4.00%, 7/1/46	145	133,596
Connecticut Health and Educational Facilities Authority, (Brunswick School):
5.00%, 7/1/36	530	587,285
5.00%, 7/1/37	375	413,074
5.00%, 7/1/38	250	274,372
Connecticut Health and Educational Facilities Authority, (Connecticut College):
4.00%, 7/1/36	1,225	1,225,645
4.00%, 7/1/46	170	161,711
Connecticut Health and Educational Facilities Authority, (Fairfield University):
3.25%, 7/1/35	50	48,637
4.00%, 7/1/42	1,990	1,953,487
4.00%, 7/1/52	605	551,136
5.00%, 7/1/42	1,000	1,097,860
5.00%, 7/1/44	1,020	1,101,025
5.00%, 7/1/45	400	427,649
5.00%, 7/1/46	250	265,177
Connecticut Health and Educational Facilities Authority, (Hopkins School), 5.25%, 7/1/47	45	48,056
Connecticut Health and Educational Facilities Authority, (Quinnipiac University):
4.125%, 7/1/41	1,765	1,767,149
5.00%, 7/1/33	245	274,752
5.00%, 7/1/34	1,380	1,385,080
5.00%, 7/1/34(1)	600	679,033
5.00%, 7/1/35	510	579,539
5.00%, 7/1/36	275	310,460
5.00%, 7/1/45(1)	1,000	1,072,492
Security	Principal Amount (000's omitted)	Value
Education (continued)
Connecticut Health and Educational Facilities Authority, (Quinnipiac University): (continued)
5.00%, 7/1/48	$55	$ 56,848
5.25%, 7/1/53	4,900	5,084,548
Connecticut Health and Educational Facilities Authority, (Sacred Heart University):
4.00%, 7/1/45	1,215	1,164,069
5.00%, 7/1/37	810	823,719
5.00%, 7/1/39	2,000	2,139,829
5.00%, 7/1/47	455	467,258
Connecticut Health and Educational Facilities Authority, (The Taft School):
4.00%, 7/1/28	135	139,058
4.00%, 7/1/30	125	128,473
4.00%, 7/1/33	430	439,710
4.00%, 7/1/34	1,130	1,152,500
4.00%, 7/1/36	560	568,144
Connecticut Health and Educational Facilities Authority, (Trinity College):
4.00%, 6/1/45	125	120,052
5.00%, 6/1/28	75	78,468
5.00%, 6/1/30	100	108,487
5.00%, 6/1/37	75	85,137
5.00%, 6/1/56	2,780	2,902,529
Connecticut Health and Educational Facilities Authority, (University of New Haven):
5.00%, 7/1/34	810	823,157
5.00%, 7/1/35	850	862,026
Connecticut Health and Educational Facilities Authority, (Wesleyan University), 3.10%, 7/1/40(2)	3,850	3,850,000
Connecticut Health and Educational Facilities Authority, (Yale University):
2.00% to 7/1/26 (Put Date), 7/1/42	2,285	2,281,990
3.30%, 7/1/42(3)	1,000	1,000,000
3.35%, 7/1/57(3)	2,000	2,000,000
5.00%, 7/1/36	670	782,563
University of Connecticut:
5.00%, 2/15/37	35	37,320
5.00%, 2/15/37	2,770	3,183,640
5.00%, 2/15/38	365	416,779
5.00%, 2/15/39	1,175	1,333,365
5.00%, 2/15/43	1,210	1,334,493
5.00%, 2/15/44	1,895	2,071,462
5.00%, 2/15/45	265	286,982
5.00%, 2/15/46	975	1,046,085
5.50%, 11/15/53	690	749,243
		$ 53,186,204

Eaton Vance
Connecticut Municipal Income Fund
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
General Obligations — 26.0%
Beacon Falls, CT:
4.00%, 8/15/35	$135	$ 145,912
4.00%, 8/15/36	250	268,561
4.00%, 8/15/37	170	181,194
4.00%, 8/15/42	250	259,703
4.00%, 8/15/44	200	205,200
4.00%, 8/15/45	55	56,006
Branford, CT, 4.00%, 10/15/41	950	972,240
Cheshire, CT:
2.00%, 7/15/35	25	21,164
4.00%, 7/15/37	635	672,691
4.00%, 7/15/38	750	789,911
4.00%, 7/15/39	450	470,253
Colchester, CT:
4.00%, 10/15/28	440	440,522
4.00%, 10/15/45	250	251,267
Connecticut:
3.00%, 1/15/37	2,000	1,879,469
4.00%, 1/15/38	825	837,763
4.00%, 6/15/39	200	202,958
5.00%, 11/15/37	1,950	2,200,812
5.00%, 4/15/38	345	356,970
5.00%, 11/15/38	145	162,735
5.00%, 5/15/39	400	440,014
5.00%, 8/15/41	1,000	1,115,415
5.00%, 8/15/36	250	286,881
Social Bonds, 2.00%, 6/1/36	175	141,072
Social Bonds, 3.00%, 6/1/38	200	182,610
Social Bonds, 5.00%, 11/15/42	635	686,272
Cromwell, CT, 4.125%, 4/15/50	480	482,476
Danbury, CT:
4.00%, 2/15/45	2,830	2,845,669
4.00%, 2/15/46	1,035	1,029,934
Darien, CT:
4.00%, 4/15/39	400	413,170
4.00%, 4/15/46	1,450	1,437,426
4.00%, 4/15/47	20	19,642
East Haddam, CT, 3.00%, 12/1/37	185	174,828
Ellington, CT, 3.00%, 9/15/35	85	81,674
Enfield, CT, 3.00%, 8/1/39	835	754,615
Fairfield, CT:
2.00%, 7/1/34	355	308,176
2.00%, 7/1/37	200	161,153
Groton, CT:
Green Bonds, 4.00%, 4/1/40	990	1,000,654
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Groton, CT: (continued)
Green Bonds, 4.125%, 4/1/41	$1,410	$ 1,428,281
Manchester, CT:
2.00%, 2/1/34	165	143,880
3.25%, 2/1/38	50	48,831
4.00%, 2/1/43	505	515,864
Metropolitan District, CT:
4.00%, 9/1/42	1,000	1,017,984
4.125%, 9/1/43	955	974,683
Montville, CT:
4.00%, 12/15/41	120	124,614
4.00%, 12/15/42	120	123,592
4.00%, 12/15/43	120	123,011
Naugatuck, CT, 5.25%, 10/15/43	50	54,526
New Canaan, CT:
3.00%, 3/15/44	1,030	880,859
3.00%, 3/15/45	640	537,247
New Fairfield, CT, 2.00%, 5/1/35	195	164,171
New Haven, CT:
4.00%, 3/15/46	520	512,649
5.50%, 8/1/32	850	895,133
New Milford, CT:
4.00%, 7/15/37	125	132,336
4.00%, 7/15/38	70	73,679
4.00%, 7/15/42	250	257,088
4.00%, 7/15/43	120	122,814
4.125%, 7/15/44	10	10,240
North Branford, CT:
4.00%, 8/1/41	375	387,521
4.00%, 8/1/42	450	463,255
4.125%, 8/1/43	320	330,200
Puerto Rico:
0.00%, 7/1/33	1,050	761,874
4.00%, 7/1/35	500	495,889
5.625%, 7/1/29	1,250	1,316,187
Regional School District No. 4, CT:
4.00%, 8/15/42	275	280,149
4.00%, 8/15/43	240	243,246
4.125%, 8/15/44	20	20,294
South Windsor, CT:
1.375%, 2/1/34	350	285,169
4.00%, 2/1/43	1,425	1,447,544
Stamford, CT:
3.00%, 6/1/36	1,425	1,361,054
3.25%, 8/1/36	75	73,942

Eaton Vance
Connecticut Municipal Income Fund
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Thomaston, CT:
4.00%, 8/1/40	$5	$ 5,183
4.00%, 8/1/41	100	103,486
4.00%, 8/1/42	175	180,203
4.00%, 8/1/43	200	204,915
4.00%, 8/1/44	160	162,854
4.00%, 8/1/45	95	96,093
Washington, CT:
4.00%, 12/1/33	75	81,542
4.00%, 12/1/34	100	108,120
4.00%, 12/1/35	80	85,957
4.00%, 12/1/37	220	233,360
4.00%, 12/1/38	70	73,976
4.00%, 12/1/39	20	21,005
4.00%, 12/1/40	125	130,585
5.00%, 12/1/26	300	304,505
5.00%, 12/1/27	300	312,640
5.00%, 12/1/28	150	160,101
5.00%, 12/1/32	65	74,708
Waterbury, CT:
4.00%, 2/1/45	1,060	1,055,280
5.00%, 8/1/37	1,150	1,261,192
West Hartford, CT, 2.00%, 1/15/32	20	18,274
West Haven, CT, 4.00%, 9/15/36	1,000	1,010,770
Windsor Locks, CT:
4.125%, 7/15/41	640	659,652
4.25%, 7/15/48	325	323,410
		$ 44,212,629
Hospital — 11.0%
Connecticut Health and Educational Facilities Authority, (Connecticut Children's Medical Center):
4.00%, 7/15/43	$1,415	$ 1,398,543
4.25%, 7/15/53	1,815	1,675,527
5.25%, 7/15/48	2,465	2,588,549
Connecticut Health and Educational Facilities Authority, (Hartford HealthCare):
5.00%, 7/1/35	225	253,587
5.00%, 7/1/36	205	230,495
5.50%, 7/1/51	2,500	2,681,581
Connecticut Health and Educational Facilities Authority, (Nuvance Health):
4.00%, 7/1/41	1,270	1,195,197
4.00%, 7/1/49	1,500	1,346,300
Security	Principal Amount (000's omitted)	Value
Hospital (continued)
Connecticut Health and Educational Facilities Authority, (Stamford Hospital):
4.00%, 7/1/39	$855	$ 833,649
4.00%, 7/1/46	1,620	1,507,590
Connecticut Health and Educational Facilities Authority, (Trinity Health Corp.), 5.00%, 12/1/33	1,940	1,945,124
Connecticut Health and Educational Facilities Authority, (Yale-New Haven Health):
2.90%, 7/1/60(2)	2,500	2,500,000
5.00% to 7/1/29 (Put Date), 7/1/49	500	531,916
		$ 18,688,058
Housing — 10.2%
Connecticut Housing Finance Authority:
3.95%, 5/15/38	$360	$ 359,931
4.00%, 11/15/38	750	745,453
(SPA: TD Bank, N.A.), 3.09%, 11/15/48(2)	1,000	1,000,000
Social Bonds, 2.80%, 5/15/34	25	23,047
Social Bonds, 2.80%, 11/15/34	25	22,853
Social Bonds, 4.20%, 11/15/38	435	440,611
Social Bonds, (FHLMC), (FNMA), (GNMA), 4.00%, 5/15/35	315	320,711
Social Bonds, (FHLMC), (FNMA), (GNMA), 4.45%, 11/15/44	1,150	1,159,178
Social Bonds, (FHLMC), (FNMA), (GNMA), 4.55%, 11/15/37	975	1,005,654
Sustainability Bonds, 4.05%, 11/15/42	555	559,809
Connecticut Housing Finance Authority, (Augustus Manor Associates), (FNMA), 4.80%, 10/1/41	2,000	2,106,168
Connecticut Housing Finance Authority, (Housing Mortgage Finance Program):
1.65%, 11/15/32	1,125	968,246
2.00%, 11/15/32	140	123,942
3.85%, 11/15/34	175	175,317
(SPA: TD Bank, N.A.), 3.09%, 11/15/51(2)	625	625,000
Sustainability Bonds, 2.35%, 11/15/40	250	199,795
Connecticut Housing Finance Authority, (Kimberly Place Apartments), (FNMA), 4.80%, 5/1/43	1,500	1,546,711
New Canaan Housing Authority, CT, (HANC Lakeview LLC), (FNMA), 4.00%, 12/1/34	890	911,075
Norwalk Housing Authority, CT, (Monterey Village Apartments), (FNMA), 4.40%, 9/1/42	1,490	1,496,367
Waterbury Housing Authority, CT, Social Bonds, (FNMA), 4.25%, 7/1/39	1,970	2,001,566
Waterbury Housing Authority, CT, (Laurel Estates Preservation LLC), (FHLMC), 4.50%, 2/1/42	1,535	1,546,793
		$ 17,338,227

Eaton Vance
Connecticut Municipal Income Fund
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Insured - Education — 2.6%
Connecticut Health and Educational Facilities Authority, (Loomis Chaffee School):
(AMBAC), Escrowed to Maturity, 5.25%, 7/1/30	$1,950	$ 2,138,849
(AMBAC), Escrowed to Maturity, 5.25%, 7/1/31	2,050	2,285,600
		$ 4,424,449
Insured - General Obligations — 3.4%
Bridgeport, CT:
(AG), 5.00%, 8/15/33	$2,310	$ 2,322,577
(BAM), 5.00%, 7/1/40	130	143,825
Hamden, CT, (BAM), 5.00%, 8/15/32	1,375	1,533,047
New Haven, CT:
(AG), 5.00%, 8/1/36	250	282,328
(AG), 5.00%, 8/1/37	10	11,220
(AG), 5.00%, 8/1/38	150	167,281
(AG), 5.00%, 8/1/41	410	448,345
(AG), 5.00%, 8/1/42	225	243,457
(AG), 5.00%, 8/1/43	275	295,526
West Haven, CT, (AG), 5.00%, 3/15/40	250	278,004
		$ 5,725,610
Insured - Hospital — 0.6%
Connecticut Health and Educational Facilities Authority, (Hartford HealthCare Obligated Group), (AG), 4.00%, 7/1/37	$1,000	$ 1,009,991
		$ 1,009,991
Insured - Transportation — 0.2%
Connecticut Airport Authority, (Bradley International Airport), (BAM), (AMT), 5.00%, 7/1/49	$310	$ 311,939
		$ 311,939
Senior Living/Life Care — 2.7%
Connecticut Health and Educational Facilities Authority, (Church Home of Hartford, Inc.), 5.00%, 9/1/46(4)	$1,000	$ 991,551
Connecticut Health and Educational Facilities Authority, (Covenant Home, Inc.), 5.00%, 12/1/34	1,000	1,025,458
Connecticut Health and Educational Facilities Authority, (Jerome Home), 4.00%, 7/1/31	235	233,633
Connecticut Health and Educational Facilities Authority, (McLean Affiliates, Inc.), 5.00%, 1/1/45(4)	1,345	1,236,301
Stamford Housing Authority, CT, (Mozaic Concierge Living):
6.00%, 10/1/40	500	531,282
6.25%, 10/1/60	535	541,162
		$ 4,559,387
Security	Principal Amount (000's omitted)	Value
Special Tax Revenue — 5.1%
American Samoa Economic Development Authority:
5.00%, 9/1/35(4)	$245	$ 255,705
5.00%, 9/1/38(4)	200	204,123
Connecticut, Special Tax Obligation Bonds:
4.00%, 9/1/34	1,470	1,472,829
4.00%, 5/1/38	800	815,290
4.00%, 11/1/38	60	61,146
5.00%, 7/1/36	480	553,757
5.00%, 7/1/39	300	332,161
5.00%, 7/1/42	900	991,451
5.00%, 7/1/45	2,465	2,671,506
Puerto Rico Sales Tax Financing Corp., 5.00%, 7/1/58	1,360	1,325,462
		$ 8,683,430
Student Loan — 1.5%
Connecticut Higher Education Supplemental Loan Authority:
(AMT), 4.00%, 11/15/36	$495	$ 490,493
(AMT), 4.125%, 11/15/40	930	907,746
(AMT), 4.25%, 11/15/38	575	571,591
(AMT), 5.00%, 11/15/28	250	259,324
(AMT), 5.00%, 11/15/29	195	204,728
(AMT), 5.25%, 11/15/35	85	91,431
		$ 2,525,313
Transportation — 0.3%
Virgin Islands Transportation and Infrastructure Corp., 5.00%, 9/1/40	$395	$ 432,734
		$ 432,734
Total Tax-Exempt Municipal Obligations (identified cost $161,683,296)		$163,123,713

Taxable Municipal Obligations — 3.5%
Security	Principal Amount (000's omitted)	Value
General Obligations — 2.6%
Connecticut:
4.124%, 8/15/31	$1,000	$ 996,005
4.807%, 5/1/31	1,000	1,028,242
Naugatuck, CT:
1.14%, 9/15/26	200	198,004
1.40%, 9/15/27	250	241,649

Eaton Vance
Connecticut Municipal Income Fund
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Naugatuck, CT: (continued)
1.60%, 9/15/28	$255	$ 240,969
1.79%, 9/15/29	750	695,771
Norwalk, CT, 1.381%, 7/15/29	1,000	921,396
Watertown, CT, 2.25%, 10/15/33	195	167,138
		$ 4,489,174
Insured - General Obligations — 0.9%
New Britain, CT, (BAM), 4.382%, 3/1/32	$1,485	$ 1,481,258
		$ 1,481,258
Total Taxable Municipal Obligations (identified cost $5,984,281)		$ 5,970,432

Short-Term Investments — 0.2%
Security	Shares	Value
BlackRock Liquidity Funds - MuniCash, Institutional Shares, 3.31%(5)	278,721	$ 278,749
Total Short-Term Investments (identified cost $278,749)		$ 278,749
Total Investments — 99.8% (identified cost $167,946,326)		$169,372,894
Other Assets, Less Liabilities — 0.2%		$ 347,502
Net Assets — 100.0%		$169,720,396
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	When-issued security.
(2)	Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at April 30, 2026.
(3)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at April 30, 2026.
(4)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2026, the aggregate value of these securities is $2,687,680 or 1.6% of the Fund's net assets.
(5)	The rate shown is the annualized seven-day yield as of April 30, 2026.
The Fund invests primarily in debt securities issued by Connecticut municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At April 30, 2026, 7.6% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 2.0% to 3.0% of total investments.
Abbreviations:
AG	– Assured Guaranty, Inc.
AMBAC	– AMBAC Financial Group, Inc.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
SPA	– Standby Bond Purchase Agreement

The Fund did not have any open derivative instruments at April 30, 2026.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)

Eaton Vance
Connecticut Municipal Income Fund
April 30, 2026
Portfolio of Investments (Unaudited) — continued

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At April 30, 2026, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$ —	$163,123,713	$ —	$163,123,713
Taxable Municipal Obligations	—	5,970,432	—	5,970,432
Short-Term Investments	278,749	—	—	278,749
Total Investments	$278,749	$169,094,145	$—	$169,372,894
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent annual or semi-annual financial statements.